Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Dec. 31, 2014 MMBTU
Derivative [Line Items]
Commodity volumes, Gas	2,681,776
Financial contracts Gas swaps
Derivative [Line Items]
Commodity volumes, Gas	1,774,018
Gas options
Derivative [Line Items]
Commodity volumes, Gas	907,758